Revenue - Collaboration revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Collaboration Revenue	$ 99	$ 923	$ 594
Farxiga: sales milestones
Revenue
Collaboration Revenue	87	56	29
Lynparza: sales milestones
Revenue
Collaboration Revenue		600
Beyfortus: sales milestones
Revenue
Collaboration Revenue		167	27
Koselugo: sales milestones
Revenue
Collaboration Revenue		$ 100
Lynparza: regulatory milestones
Revenue
Collaboration Revenue			245
COVID-19 mAbs: licence fees
Revenue
Collaboration Revenue			180
Beyfortus: regulatory milestones
Revenue
Collaboration Revenue			71
tralokinumab: sales milestones
Revenue
Collaboration Revenue			20
Other Collaboration Revenue
Revenue
Collaboration Revenue	$ 12		$ 22